Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Denominator:
Interest income on Assets held in Trust Account	$ 1,008	$ 9,949
Expenses available to be paid with interest income from Trust Account	0
Net loss	$ (295,743)	4,235,791
Common Class A [Member]
Numerator:
Allocation of net income (loss) including accretion of temporary equity		$ 4,024,612
Denominator:
Weighted-average shares outstanding	8,553,125	40,250,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0.10
Net income available to holders of Class A common stock	$ 1,008
Common Class B [Member]
Numerator:
Allocation of net income (loss) including accretion of temporary equity		$ 201,230
Denominator:
Weighted-average shares outstanding	1,484,249	2,012,500
Basic and diluted net income (loss) per share	$ (0.20)	$ 0.10
Net loss attributable to holders of Class B common stock	$ (296,751)